Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Sales Revenue by Similar Products (Details) - USD ($) $ in Millions	3 Months Ended						4 Months Ended		12 Months Ended
	Feb. 24, 2018	Dec. 02, 2017	Sep. 09, 2017	Feb. 25, 2017	Dec. 03, 2016	Sep. 10, 2016	Jun. 17, 2017	Jun. 18, 2016	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Concentration Risk [Line Items]
Net sales and other revenue	$ 14,033.7	$ 13,599.2	$ 13,831.7	$ 13,816.6	$ 13,613.8	$ 13,856.1	$ 18,460.0	$ 18,391.7	$ 59,924.6	$ 59,678.2	$ 58,734.0
Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue									$ 59,924.6	$ 59,678.2	$ 58,734.0
Percentage of total net sales and other revenue									100.00%	100.00%	100.00%
Non-Perishables | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue									$ 26,522.0	$ 26,699.2	$ 26,283.9
Percentage of total net sales and other revenue									44.30%	44.70%	44.80%
Perishables | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue									$ 24,583.7	$ 24,398.5	$ 23,661.4
Percentage of total net sales and other revenue									41.00%	40.90%	40.30%
Pharmacy | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue									$ 5,002.6	$ 5,119.2	$ 5,073.0
Percentage of total net sales and other revenue									8.30%	8.60%	8.60%
Fuel | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue									$ 3,104.6	$ 2,693.4	$ 2,954.8
Percentage of total net sales and other revenue									5.20%	4.50%	5.00%
Other | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue									$ 711.7	$ 767.9	$ 760.9
Percentage of total net sales and other revenue									1.20%	1.30%	1.30%